Restructuring Activity And Other Special Charges	12 Months Ended
Dec. 31, 2011
Restructuring Activity And Other Special Charges [Abstract]
Restructuring Activity And Other Special Charges

2.    Restructuring Activity and Other Special Charges

For the year ended December 31, 2011, the Company recorded $7.9 million of restructuring costs and $36.5 million of other special charges. Included in these charges were $35.3 million of costs in the Marketing and Publishing Services segment consisting of $31.9 million of non-cash impairment charges associated with the write-down of goodwill in the amount of $24.9 million and other indefinite-lived intangible assets in the amount of $7.0 million and $1.0 million of severance and related benefit costs and $2.4 million of non-cash asset related impairment charges associated with the closure of its Milwaukee, Wisconsin facility. Special charges in the Memory Book segment included $6.6 million of costs consisting of $4.4 million of severance and related benefit costs associated with reductions in force and approximately $2.2 million of non-cash asset related impairment charges, in each case associated with the consolidation of its Clarksville, Tennessee and State College, Pennsylvania facilities. Special charges in the Scholastic segment included $2.2 million of severance and related benefit costs associated with reductions in force in connection with the consolidation of certain diploma operations. Also included in special charges were $0.3 million of severance and related benefit costs associated with the elimination of certain corporate management positions. The associated employee headcount reductions were 242, 137 and 46 in the Memory Book, Scholastic and Marketing and Publishing Services segments, respectively.

For the year ended January 1, 2011, the Company recorded $4.5 million of restructuring costs and $0.2 million of other special charges. Included in these charges were $2.4 million and $0.6 million related to cost reduction initiatives in the Scholastic and Memory Book segments, respectively, and $1.7 million of cost reduction initiatives and facility consolidation costs in the Marketing and Publishing Services segment. Included in these costs were approximately $0.2 million in the aggregate of non-cash asset impairment charges in the Scholastic and Marketing and Publishing Services segments. The associated employee headcount reductions were 181, 16 and 47 in the Scholastic, Memory Book and Marketing and Publishing Services segments, respectively.

For the year ended January 2, 2010, the Company recorded $8.5 million of restructuring costs and $6.0 million of other special charges. Restructuring charges included $1.0 million of cost reduction initiatives and severance and related benefits in the Scholastic segment and $4.3 million of severance and related benefits for associated headcount reductions in connection with the closure of the Winston Salem, North Carolina Memory Book facility and certain other reductions in force in the Memory Book segment. Additionally, the Marketing and Publishing Services segment reported $3.2 million of costs related to facility consolidation activity and other reductions in force, which included $2.6 million of severance and related benefits for associated headcount reductions, and $0.6 million of other facility consolidation costs. Other special charges included $0.5 million of non-cash asset impairment charges in the Scholastic segment related to the closure of Jostens' Attleboro, Massachusetts facility and $4.1 million of non-cash asset impairment charges in the Memory Book segment related to the closure of the Winston-Salem, North Carolina facility. Additionally, the Marketing and Publishing Services segment reported $1.4 million of non-cash costs related to asset impairment charges. The associated employee headcount reductions related to the above actions were 92,227 and 154 in the Scholastic, Memory Book and Marketing and Publishing Services segments, respectively.

Restructuring accruals of $2.9 million as of December 31, 2011 and $1.7 million as of January 1, 2011 are included in other accrued liabilities in the consolidated balance sheets. These accruals as of December 31, 2011 included amounts provided for severance and related benefits related to headcount reductions in each segment.

On a cumulative basis through December 31, 2011, the Company incurred $31.8 million of employee severance costs related to the 2009, 2010 and 2011 initiatives, which affected an aggregate of 1,142 employees. Visant paid $28.9 million in cash related to these initiatives as of December 31, 2011.

Changes in the restructuring accruals during fiscal 2011 were as follows:

In thousands	2011 Initiatives	2010 Initiatives	2009 Initiatives	Total
Balance at January 1, 2011	$—	$1,209	$490	$1,699
Restructuring charges	7,831	76	5	7,912
Severance paid	(5,447)	(1,044)	(228)	(6,719)

Balance at December 31, 2011	$2,384	$241	$267	$2,892

The majority of the remaining severance and related benefits associated with the 2011, 2010 and 2009 initiatives are expected to be paid by the end of fiscal 2012.